Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 2,133	$ 2,823
Prepaid insurance and subscriptions	840	1,921
Other	1,664	1,760
Prepayments	$ 4,637	$ 6,504